Fair Value of Financial and Derivative Instruments - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Net payment received in commodity derivative instruments	$ 3,700,000	$ 3,800,000
Unrealized gain (loss) associated with commodity derivative instruments	(12,200,000)	3,700,000
Fair value of commodity derivative contracts	$ (2,400,000)		$ 9,800,000
Current Oil Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	95.90%
Commodity hedged on annualized basis hedge through 2014	74.20%
Current Gas Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	93.80%
Commodity hedged on annualized basis hedge through 2014	74.80%
Commodity hedged on annualized basis hedge through 2015	15.70%
Current Natural Gas Liquids Production
Derivatives, Fair Value [Line Items]
Commodity hedged on annualized basis hedge through 2013	60.60%
Commodity hedged on annualized basis hedge through 2014	63.90%